UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM NQ
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman,
CEO and Co-CIO
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563-2787
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: December 31, 2008
DATE OF REPORTING PERIOD: January 1, 2008 through September 30, 2008

ITEM 1.	REPORT TO SHAREHOLDERS.

Calamos Growth and Income Portfolio

 SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (36.4%)
	Consumer Discretionary (1.6%)
130,000	Best Buy Company, Inc. 2.250%, 01/15/22	$127,725
290,000	The TJX Companies, Inc. 0.000%, 02/13/21	292,175

		419,900

	Energy (7.7%)
165,000	Chesapeake Energy Corp. 2.250%, 12/15/38	114,263
390,000	Nabors Industries, Inc. 0.940%, 05/15/11	351,975
155,000	Schlumberger, Ltd. 2.125%, 06/01/23	304,188
100,000	SeaDrill, Ltd. 3.625%, 11/08/12	77,386
300,000	Superior Energy Services, Inc.‡* 1.500%, 12/15/26	263,250
909,000	Transocean, Inc. 1.625%, 12/15/37	861,277

		1,972,339

	Health Care (11.3%)
25,000	Amgen, Inc. 0.375%, 02/01/13	22,625
164,000	Beckman Coulter, Inc.* 2.500%, 12/15/36	180,195
480,000	Genzyme Corp.∧ 1.250%, 12/01/23	556,800
	Gilead Sciences, Inc.
400,000	0.500%, 05/01/11*∧	494,000
160,000	0.500%, 05/01/11	197,600
770,000	Medtronic, Inc. 1.625%, 04/15/13	770,000
	Teva Pharmaceutical Industries, Ltd.
265,000	0.250%, 02/01/26	269,969
180,000	0.250%, 02/01/24	240,300
150,000	0.500%, 02/01/24	184,313

		2,915,802

	Industrials (3.5%)
190,000	AGCO Corp. 1.250%, 12/15/36	235,600
445,000	L-3 Communications Holdings, Inc. 3.000%, 08/01/35	487,831
	Suntech Power Holdings Company, Ltd.
135,000	3.000%, 03/15/13∧	139,050
50,000	0.250%, 02/15/12	48,000

		910,481

	Information Technology (11.8%)
145,000	Alliance Data Systems Corp.* 1.750%, 08/01/13	134,850
230,000	CA, Inc. 1.625%, 12/15/09	242,075
	EMC Corp.
350,000	1.750%, 12/01/11*	348,687
260,000	1.750%, 12/01/11	259,025
225,000	1.750%, 12/01/13	219,656
357,000	Intel Corp. 2.950%, 12/15/35	313,714
460,000	Network Appliance, Inc.* 1.750%, 06/01/13	377,200
284,000	Nuance Communications, Inc.* 2.750%, 08/15/27	241,372
275,000	ON Semiconductor Corp. 2.625%, 12/15/26	236,500
15,000	Red Hat, Inc. 0.500%, 01/15/24	14,625
	Symantec Corp.
300,000	1.000%, 06/15/13∧	328,875
300,000	0.750%, 06/15/11	333,375

		3,049,954

	Telecommunication Services (0.5%)
120,000	NII Holdings, Inc. 2.750%, 08/15/25	119,400

	TOTAL CONVERTIBLE BONDS (Cost $10,039,207)	9,387,876

SYNTHETIC CONVERTIBLE SECURITIES (5.5%)
Corporate Bonds (5.1%)
	Consumer Discretionary (1.0%)
135,000	McDonald’s Corp. 5.350%, 03/01/18	130,871
140,000	Target Corp. 6.000%, 01/15/18	132,780

		263,651

	Consumer Staples (0.5%)
140,000	Sysco Corp. 5.250%, 02/12/18	137,469

	Health Care (0.9%)
140,000	Eli Lilly and Company 5.200%, 03/15/17	136,187
85,000	Wyeth 5.500%, 02/15/16	83,083

		219,270

	Industrials (1.2%)
55,000	Caterpillar, Inc. 5.450%, 04/15/18	49,293
140,000	General Electric Company 5.250%, 12/06/17	122,719
140,000	United Parcel Service, Inc. 5.500%, 01/15/18	138,436

		310,448

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Information Technology (0.5%)
140,000	Hewlett-Packard Company 5.500%, 03/01/18	$131,609

	Telecommunication Services (1.0%)
140,000	AT&T Inc. 5.500%, 02/01/18	124,893
140,000	Verizon Communications, Inc. 5.500%, 04/01/17	125,892

		250,785

	TOTAL CORPORATE BONDS	1,313,232

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.4%)
	Consumer Discretionary (0.2%)
10	Amazon.com, Inc.# Call, 01/16/10, Strike $70.00	19,625
30	Carnival Corp.# Call, 01/16/10, Strike $35.00	19,500

		39,125

	Consumer Staples (0.0%)
	Walgreen Company#
20	Call, 01/16/10, Strike $35.00	6,400
15	Call, 01/16/10, Strike $32.50	6,300

		12,700

	Industrials (0.0%)
20	United Technologies Corp.# Call, 01/16/10, Strike $70.00	9,200

	Information Technology (0.2%)
8	Apple, Inc.# Call, 01/16/10, Strike $170.00	10,220
	EMC Corp.#
40	Call, 01/16/10, Strike $15.00	6,360
30	Call, 01/16/10, Strike $17.50	2,925
2	Google, Inc.# Call, 01/16/10, Strike $540.00	8,900
20	Linear Technology Corp.# Call, 01/16/10, Strike $35.00	6,000
30	SAP, AG# Call, 01/16/10, Strike $60.00	16,200

		50,605

	TOTAL OPTIONS	111,630

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $1,628,822)	1,424,862

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (5.6%)
	Financials (4.7%)
2,900	American International Group, Inc. 8.500%	$24,911
740	Bank of America Corp. 7.250%	620,120
13,700	Citigroup, Inc. 6.500%	561,700

		1,206,731

	Materials (0.9%)
2,750	Freeport-McMoRan Copper & Gold, Inc. 6.750%	231,344

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,915,449)	1,438,075

COMMON STOCKS (51.0%)

	Consumer Discretionary (9.8%)
4,293	Amazon.com, Inc.#	312,359
5,400	Apollo Group, Inc.#	320,220
10,700	Coach, Inc.#	267,928
5,300	ITT Educational Services, Inc.	428,823
12,000	Nike, Inc.	802,800
12,763	Walt Disney Company	391,696

		2,523,826

	Consumer Staples (5.1%)
10,325	Coca-Cola Company	545,986
3,600	Molson Coors Brewing Company∧	168,300
4,600	PepsiCo, Inc.	327,842
4,600	Sysco Corp.	141,818
2,700	The Estée Lauder Companies, Inc.	134,757

		1,318,703

	Energy (3.0%)
3,220	ENSCO International, Inc.∧	185,569
4,600	Halliburton Company	148,994
5,800	Noble Corp.	254,620
5,915	Pride International, Inc.#	175,143

		764,326

	Financials (4.0%)
5,647	Aon Corp.	253,889
715	BlackRock, Inc.	139,068
6,000	Janus Capital Group, Inc.	145,680
9,100	T. Rowe Price Group, Inc.∧	488,761

		1,027,398

	Health Care (6.4%)
1,315	Alcon, Inc.∧	212,386
6,505	Biogen Idec, Inc.#	327,136
4,400	Express Scripts, Inc.#∧	324,808

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

5,750	Johnson & Johnson	$398,360
2,320	Novo Nordisk, A/S∧	118,784
4,500	Varian Medical Systems, Inc.#∧	257,085

		1,638,559

	Industrials (7.0%)
11,500	Honeywell International, Inc.	477,825
9,253	Illinois Tool Works, Inc.	411,296
3,473	Lockheed Martin Corp.	380,884
8,975	United Technologies Corp.	539,038

		1,809,043

	Information Technology (15.1%)
10,000	Accenture, Ltd.∧	380,000
7,350	Adobe Systems, Inc.#	290,105
18,640	Cisco Systems, Inc.#	420,518
11,875	eBay, Inc.#	265,763
8,145	Infosys Technologies, Ltd.∧	271,310
11,140	Intuit, Inc.#	352,135
1,320	MasterCard, Inc.	234,076
16,405	Microsoft Corp.	437,849
8,500	Nintendo Company, Ltd.	434,347
1,200	Nokia Corp.∧	22,380
25,400	Oracle Corp.#	515,874
6,400	QUALCOMM, Inc.	275,008

		3,899,365

	Telecommunication Services (0.6%)
3,500	America Movil, SA de CV	162,260

	TOTAL COMMON STOCKS (Cost $13,249,409)	13,143,480

INVESTMENT IN AFFILIATED FUND (4.8%)
1,241,489	Calamos Government Money Market Fund - Class I Shares Ω (Cost $1,241,489)	1,241,489

PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (12.1%)
1,109,000	Barclays Capital, Inc. repurchase agreement, 2.250%, dated 9/30/08, due 10/01/08, repurchase price $1,109,069, collateralized by various U.S. Government Agency Securities 2.375% - 7.250%, 10/06/08 - 08/06/38 with a value of $1,120,881	1,109,000

NUMBER OF
SHARES		VALUE

1,999,000	Bank of New York Institutional Cash Reserve Fund Series A	$1,999,000
32,000	Bank of New York Institutional Cash Reserve Fund Series B	4,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $3,140,000)	3,112,000

TOTAL INVESTMENTS (115.4%) (Cost $31,214,376)		29,747,782

PAYABLE UPON RETURN OF SECURITIES LOANED (-12.2%)		(3,140,000)

LIABILITIES, LESS OTHER ASSETS (-3.2%)		(822,358)

NET ASSETS (100.0%)		$25,785,424

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at September 30, 2008.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIB’s”), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At September 30, 2008, the value of 144A securities that could not be exchanged to the registered form is $1,410,705 or 5.5% of net assets.
∧	Security, or portion of security, is on loan.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period January 1, 2008 through September 30, 2008, the Portfolio had net purchases of $161,212 and received $14,489 in dividends from the affiliated fund. As of December 31, 2007, the Portfolio had holdings of $1,080,277 of the affiliated fund.

Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST, a Massachusetts business trust organized February 17, 1999 (the “Trust”), consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”). The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of September 30, 2008.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements. The Portfolio may enter into repurchase agreements pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date and price. The Portfolio requires continuous maintenance by the custodian for the Portfolio’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the value of the securities that are the subject of a repurchase agreement.

New Accounting Pronouncements. In March 2008, the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires that objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statements and their disclosures, and its impact has not yet been determined.

NOTE 2 –	INVESTMENTS

The following information is presented on a federal income tax basis as of September 30, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost basis of investments	$31,142,809

Gross unrealized appreciation	$1,281,979
Gross unrealized depreciation	$(2,677,006)

Net unrealized appreciation (depreciation)	$(1,395,027)

NOTE 3 –	SYNTHETIC CONVERTIBLE INSTRUMENTS

The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 4 –	SECURITIES LENDING

The Portfolio may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time on notice of not less than five business days. The Portfolio does not have the right to vote the securities loaned during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. At September 30, 2008, the Portfolio had securities valued at $3,224,322 that were on loan to broker-dealers and banks and held $3,112,000 in cash or cash equivalent collateral.

NOTE 5 –	VALUATIONS

Effective January 1, 2008, the Portfolio has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Portfolio segregates its securities into three levels based upon the inputs used to derive the fair value. “Level 1” securities use inputs from unadjusted quoted prices from active markets. “Level 2” securities reflect inputs other than quoted prices, but use observable market data. “Level 3” securities are valued using unobservable inputs. These unobservable inputs for Level 3 securities reflect the Portfolio’s assumptions about the assumptions market participants would use in pricing the asset. As of January 1, 2008 and September 30, 2008, the Portfolio did not hold any “Level 3” securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets at fair value:

		Fair Value Measurements
		Quoted Prices	Significant	Significant
		in Active	Other	Other
	Value as of	Markets for	Observable	Unobservable
	September 30,	Identical Assets	Inputs	Inputs
Description	2008	(Level 1)	(Level 2)	(Level 3)

Investments	$29,747,782	$15,934,674	$13,813,108	$0
Other Financial Instruments*	0	0	0	0

Total	$29,747,782	$15,934,674	$13,813,108	$0

*	Other financial instruments would include forwards, swaps and written options.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	October 30, 2008

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	October 30, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	October 30, 2008

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	October 30, 2008